Submission	May 28, 2025
Submission [Line Items]
Central Index Key	0000031462
Registrant Name	ECOLAB INC.
Registration File Number	333-275302
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES